Operations and Reorganization - Liquidity and going concern (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Mar. 23, 2018 USD ($)
Liquidity
Net losses	¥ (146,962)	$ (22,523)	¥ 104,420	¥ 416,694
Earned net income	146,962
Accumulated deficits	2,051,940		2,198,902		$ 314,474
Net current liabilities	1,400,431		1,228,049
Operating cash inflow	719,243	$ 110,228	397,933	¥ 29,781
Short-term loan			¥ 16,578
Balance of cash and cash equivalents, time deposits (current and non-current) and short-term investments	¥ 1,727,691
Subsidiaries | Hong Kong
Liquidity
Maximum borrowing capacity | $						$ 13,000